Fair Value of Assets and Liabilities - Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance, net derivative	$ (5,645)	$ (6,245)	$ (4,810)
Total net gains/(losses) included in: Net Income, net derivatives	(4,677)	(596)	(2,634)
Purchases, net derivatives	(28,100)	0	0
Sales, net derivatives	0	0	0
Settlements, net derivatives	6,882	1,196	1,199
Net transfers in/(out) level 3, net derivatives	0	0	0
Ending balance, net derivative	(31,540)	(5,645)	(6,245)
Net unrealized gains/(losses) included in net income	(4,677)	(596)	(2,634)
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	2,151	2,573	4,377
Total net gains/(losses) included in : Net income, assets	173	448	604
Purchases, assets	0	0	0
Sales, assets	0	(5)	0
Settlements, assets	(800)	(865)	(2,408)
Net transfers into/(out of) Level 3, assets	0	0	0
Ending balance, assets	1,524	2,151	2,573
Net unrealized gains/(losses) included in net income	6	303	159
SBA - interest only strips
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	1,270	0
Total net gains/(losses) included in : Net income, assets	(398)	1,021
Purchases, assets	0	1,413
Sales, assets	(16,840)	(11,431)
Settlements, assets	0	0
Net transfers into/(out of) Level 3, assets	25,870	10,267
Ending balance, assets	9,902	1,270	0
Net unrealized gains/(losses) included in net income	(1,025)	(171)
Loans Held For Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets	18,926	21,924	27,418
Total net gains/(losses) included in : Net income, assets	1,239	1,547	3,380
Purchases, assets	62	168	706
Sales, assets	0	0	0
Settlements, assets	(3,598)	(4,346)	(6,264)
Net transfers into/(out of) Level 3, assets	(356)	(367)	(3,316)
Ending balance, assets	16,273	18,926	21,924
Net unrealized gains/(losses) included in net income	$ 1,239	1,547	3,380
Securities available- for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets		0	1,500
Total net gains/(losses) included in : Net income, assets			0
Purchases, assets			0
Sales, assets			0
Settlements, assets			(1,500)
Net transfers into/(out of) Level 3, assets			0
Ending balance, assets			0
Net unrealized gains/(losses) included in net income			0
Mortgage servicing rights, net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, assets		$ 985	1,841
Total net gains/(losses) included in : Net income, assets			31
Purchases, assets			0
Sales, assets			(205)
Settlements, assets			(682)
Net transfers into/(out of) Level 3, assets			0
Ending balance, assets			985
Net unrealized gains/(losses) included in net income			$ 0